UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2020

QS

GLOBAL DIVIDEND FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital appreciation and income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Global Dividend Fund for the six-month reporting period ended March 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

II	QS Global Dividend Fund

Performance review

For the six months ended March 31, 2020, Class IS shares of QS Global Dividend Fund returned -14.40%. The Fund’s unmanaged benchmark, the MSCI All Country World Indexi, returned -14.33% for the same period. The Lipper Global Equity Income Funds Category Averageii returned -17.12% over the same time frame.

Performance Snapshot as of March 31, 2020 (unaudited)
(excluding sales charges)	6 months
QS Global Dividend Fund:
Class A	-14.54%
Class A2	-14.59%
Class C	-14.91%
Class FI	-14.51%
Class I	-14.40%
Class IS	-14.40%
MSCI All Country World Index	-14.33%
Lipper Global Equity Income Funds Category Average	-17.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2020, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.13%, 1.27%, 1.83%, 1.14%, 0.85% and 0.74%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

QS Global Dividend Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Dividends fluctuate and are subject to change. Dividends represent past performance and there is no guarantee they will continue to be paid. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The MSCI All Country World Index (“MSCI ACWI”) is a market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 155 funds in the Fund’s Lipper category, if any.

IV	QS Global Dividend Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2020 and September 30, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Global Dividend Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-14.54%	$1,000.00	$854.60	1.15%	$5.33	Class A	5.00%	$1,000.00	$1,019.25	1.15%	$5.81
Class A2	-14.59	1,000.00	854.10	1.29	5.98	Class A2	5.00	1,000.00	1,018.55	1.29	6.51
Class C	-14.91	1,000.00	850.90	1.91	8.84	Class C	5.00	1,000.00	1,015.45	1.91	9.62
Class FI	-14.51	1,000.00	854.90	1.15	5.33	Class FI	5.00	1,000.00	1,019.25	1.15	5.81
Class I	-14.40	1,000.00	856.00	0.84	3.90	Class I	5.00	1,000.00	1,020.80	0.84	4.24
Class IS	-14.40	1,000.00	856.00	0.73	3.39	Class IS	5.00	1,000.00	1,021.35	0.73	3.69

[1]	For the six months ended March 31, 2020.

2	QS Global Dividend Fund 2020 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

QS Global Dividend Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2020

QS Global Dividend Fund

Security	Shares	Value
Common Stocks — 97.9%
Communication Services — 10.9%
Diversified Telecommunication Services — 7.4%
AT&T Inc.	95,276	$2,777,295
BCE Inc.	86,456	3,546,582
China Telecom Corp. Ltd., Class H Shares	6,052,000	1,825,879	(a)
Deutsche Telekom AG, Registered Shares	213,055	2,820,964	(a)
HKT Trust & HKT Ltd.	2,415,000	3,278,712	(a)
KT Corp., ADR	307,100	2,389,238
Nippon Telegraph & Telephone Corp.	155,400	3,687,676	(a)
Verizon Communications Inc.	61,100	3,282,903
Total Diversified Telecommunication Services		23,609,249
Media — 0.8%
Eutelsat Communications SA	168,854	1,768,061	(a)
SES SA, FDR	127,019	747,355	(a)
Total Media		2,515,416
Wireless Telecommunication Services — 2.7%
KDDI Corp.	118,400	3,499,676	(a)
NTT DOCOMO Inc.	157,600	4,954,183	(a)
Total Wireless Telecommunication Services		8,453,859
Total Communication Services		34,578,524
Consumer Discretionary — 6.5%
Auto Components — 0.9%
Bridgestone Corp.	92,200	2,837,288	(a)
Automobiles — 1.2%
Ford Motor Co.	365,094	1,763,404
Subaru Corp.	108,200	2,077,403	(a)
Total Automobiles		3,840,807
Hotels, Restaurants & Leisure — 2.1%
Brinker International Inc.	50,764	609,675
Cheesecake Factory Inc.	30,133	514,672
McDonald’s Corp.	16,000	2,645,600
Starbucks Corp.	46,000	3,024,040
Total Hotels, Restaurants & Leisure		6,793,987
Multiline Retail — 0.2%
Kohl’s Corp.	49,000	714,910
Specialty Retail — 1.3%
American Eagle Outfitters Inc.	80,000	636,000
Foot Locker Inc.	26,395	582,010
TJX Cos. Inc.	62,062	2,967,184
Total Specialty Retail		4,185,194

See Notes to Financial Statements.

4	QS Global Dividend Fund 2020 Semi-Annual Report

QS Global Dividend Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Pandora A/S	40,000	$1,302,579	(a)
Yue Yuen Industrial Holdings Ltd.	732,000	1,114,789	(a)
Total Textiles, Apparel & Luxury Goods		2,417,368
Total Consumer Discretionary		20,789,554
Consumer Staples — 16.8%
Beverages — 2.3%
Asahi Group Holdings Ltd.	67,400	2,188,406	(a)
PepsiCo Inc.	30,445	3,656,444
Suntory Beverage & Food Ltd.	43,000	1,627,187	(a)
Total Beverages		7,472,037
Food & Staples Retailing — 3.4%
ICA Gruppen AB	56,910	2,399,228	(a)
Lawson Inc.	34,800	1,914,075	(a)
Walgreens Boots Alliance Inc.	28,935	1,323,776
Walmart Inc.	45,799	5,203,683
Total Food & Staples Retailing		10,840,762
Food Products — 5.2%
Campbell Soup Co.	61,231	2,826,423
Flowers Foods Inc.	80,000	1,641,600
General Mills Inc.	48,864	2,578,553
Hershey Co.	12,000	1,590,000
Kellogg Co.	58,841	3,529,872
Nestle SA, Registered Shares	28,747	2,962,902	(a)
Uni-President Enterprises Corp.	730,000	1,583,717	(a)
Total Food Products		16,713,067
Household Products — 3.5%
Church & Dwight Co. Inc.	48,000	3,080,640
Clorox Co.	11,378	1,971,239
Kimberly-Clark Corp.	27,935	3,572,048
Procter & Gamble Co.	21,772	2,394,920
Total Household Products		11,018,847
Tobacco — 2.4%
Altria Group Inc.	74,710	2,889,036
Imperial Brands PLC	108,821	2,017,099	(a)
KT&G Corp.	43,071	2,622,971	(a)
Total Tobacco		7,529,106
Total Consumer Staples		53,573,819
Energy — 2.9%
Oil, Gas & Consumable Fuels — 2.9%
China Petroleum & Chemical Corp., Class H Shares	3,800,000	1,863,925	(a)

See Notes to Financial Statements.

QS Global Dividend Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Dividend Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Neste oyj	96,567	$3,270,868	(a)
Royal Dutch Shell PLC, Class A Shares	108,572	1,899,988	(a)
TC PipeLines LP	34,316	943,004
Valero Energy Corp.	25,882	1,174,008
Total Energy		9,151,793
Financials — 7.1%
Banks — 2.3%
Aozora Bank Ltd.	70,700	1,348,018	(a)
Bankinter SA	310,226	1,138,949	(a)
Danske Bank A/S	90,536	1,026,189	(a)
JPMorgan Chase & Co.	25,000	2,250,750
Wells Fargo & Co.	57,300	1,644,510
Total Banks		7,408,416
Insurance — 4.3%
Aflac Inc.	48,438	1,658,517
Axis Capital Holdings Ltd.	43,905	1,696,928
Direct Line Insurance Group PLC	949,350	3,473,724	(a)
Samsung Fire & Marine Insurance Co. Ltd.	11,000	1,375,859	(a)
Swiss Re AG	36,000	2,775,737	(a)
Talanx AG	75,000	2,583,867	(a)
Total Insurance		13,564,632
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management Inc.	344,362	1,745,915
Total Financials		22,718,963
Health Care — 16.4%
Biotechnology — 2.9%
AbbVie Inc.	47,000	3,580,930
Amgen Inc.	13,000	2,635,490
Gilead Sciences Inc.	40,000	2,990,400
Total Biotechnology		9,206,820
Health Care Providers & Services — 3.3%
CVS Health Corp.	58,645	3,479,408
Humana Inc.	12,229	3,840,150
UnitedHealth Group Inc.	13,000	3,241,940
Total Health Care Providers & Services		10,561,498
Pharmaceuticals — 10.2%
Bristol-Myers Squibb Co.	60,000	3,344,400
Eli Lilly & Co.	36,571	5,073,129
GlaxoSmithKline PLC	167,997	3,151,178	(a)
Johnson & Johnson	35,162	4,610,793

See Notes to Financial Statements.

6	QS Global Dividend Fund 2020 Semi-Annual Report

QS Global Dividend Fund

Security	Shares	Value
Pharmaceuticals — continued
Merck & Co. Inc.	42,979	$3,306,804
Pfizer Inc.	144,982	4,732,213
Roche Holding AG	14,759	4,798,358	(a)
Sanofi	39,805	3,504,465	(a)
Total Pharmaceuticals		32,521,340
Total Health Care		52,289,658
Industrials — 6.3%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	6,200	2,101,490
Air Freight & Logistics — 0.4%
Royal Mail PLC	750,000	1,161,888	(a)
Commercial Services & Supplies — 1.7%
Republic Services Inc.	45,124	3,387,007
Waste Management Inc.	21,500	1,990,040
Total Commercial Services & Supplies		5,377,047
Construction & Engineering — 0.5%
Obayashi Corp.	198,000	1,696,117	(a)
Industrial Conglomerates — 1.2%
CITIC Ltd.	1,850,000	1,926,143	(a)
Jardine Matheson Holdings Ltd.	38,000	1,900,785	(a)
Total Industrial Conglomerates		3,826,928
Road & Rail — 1.3%
Aurizon Holdings Ltd.	1,060,000	2,746,008	(a)
ComfortDelGro Corp. Ltd.	1,300,000	1,391,170	(a)
Total Road & Rail		4,137,178
Transportation Infrastructure — 0.6%
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	255,000	1,378,704
Hutchison Port Holdings Trust, Class U Shares	4,157,800	422,311	(a)
Total Transportation Infrastructure		1,801,015
Total Industrials		20,101,663
Information Technology — 17.0%
Communications Equipment — 2.2%
Cisco Systems Inc.	89,836	3,531,453
Motorola Solutions Inc.	26,700	3,548,964
Total Communications Equipment		7,080,417
Electronic Equipment, Instruments & Components — 0.6%
Jabil Inc.	75,000	1,843,500
IT Services — 2.2%
Amdocs Ltd.	51,000	2,803,470

See Notes to Financial Statements.

QS Global Dividend Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Dividend Fund

Security	Shares	Value
IT Services — continued
Capgemini SE	22,538	$1,906,594	(a)
International Business Machines Corp.	21,610	2,397,198
Total IT Services		7,107,262
Semiconductors & Semiconductor Equipment — 3.5%
Intel Corp.	104,287	5,644,012
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	60,540	2,893,207
Texas Instruments Inc.	26,000	2,598,180
Total Semiconductors & Semiconductor Equipment		11,135,399
Software — 3.6%
Microsoft Corp.	52,052	8,209,121
Open Text Corp.	92,600	3,233,592
Total Software		11,442,713
Technology Hardware, Storage & Peripherals — 4.9%
Apple Inc.	27,915	7,098,505
Canon Inc.	60,000	1,310,426	(a)
FUJIFILM Holdings Corp.	80,000	4,015,531	(a)
HP Inc.	88,000	1,527,680
Lite-On Technology Corp.	1,278,000	1,728,505	(a)
Total Technology Hardware, Storage & Peripherals		15,680,647
Total Information Technology		54,289,938
Materials — 0.3%
Chemicals — 0.3%
LyondellBasell Industries NV, Class A Shares	21,256	1,054,935
Real Estate — 4.8%
Equity Real Estate Investment Trusts (REITs) — 2.5%
Life Storage Inc.	36,300	3,432,165
Public Storage	18,200	3,614,702
Simon Property Group Inc.	15,000	822,900
Total Equity Real Estate Investment Trusts (REITs)		7,869,767
Real Estate Management & Development — 2.3%
Aroundtown SA	414,000	2,074,739	(a)
Daito Trust Construction Co. Ltd.	22,300	2,079,931	(a)
Hysan Development Co. Ltd.	500,000	1,618,639	(a)
TAG Immobilien AG	82,657	1,640,250	(a)
Total Real Estate Management & Development		7,413,559
Total Real Estate		15,283,326
Utilities — 8.9%
Electric Utilities — 5.0%
CLP Holdings Ltd.	220,933	2,030,738	(a)
Kansai Electric Power Co. Inc.	185,000	2,063,610	(a)

See Notes to Financial Statements.

8	QS Global Dividend Fund 2020 Semi-Annual Report

QS Global Dividend Fund

Security		Shares	Value
Electric Utilities — continued
Pinnacle West Capital Corp.		38,000	$2,880,020
Portland General Electric Co.		60,000	2,876,400
Red Electrica Corp. SA		132,000	2,376,895	(a)
Southern Co.		69,000	3,735,660
Total Electric Utilities			15,963,323
Gas Utilities — 1.0%
Enagas SA		155,000	3,083,377	(a)
Independent Power and Renewable Electricity Producers — 0.3%
Huaneng Power International Inc., Class H Shares		2,524,000	939,330	(a)
Multi-Utilities — 2.6%
Canadian Utilities Ltd., Class A Shares		65,000	1,553,755
Dominion Energy Inc.		45,500	3,284,645
WEC Energy Group Inc.		40,091	3,533,220
Total Multi-Utilities			8,371,620
Total Utilities			28,357,650
Total Investments before Short-Term Investments (Cost — $344,795,035)			312,189,823

	Rate
Short-Term Investments — 1.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $4,959,898)	0.298%	4,959,898	4,959,898
Total Investments — 99.4% (Cost — $349,754,933)			317,149,721
Other Assets in Excess of Liabilities — 0.6%			1,789,499
Total Net Assets — 100.0%			$318,939,220

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

FDR	— Fiduciary Depositary Receipts

See Notes to Financial Statements.

QS Global Dividend Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS Global Dividend Fund

Summary of Investments by Country*
United States	56.6%
Japan	11.1
Switzerland	3.3
Hong Kong	3.3
United Kingdom	3.1
Germany	2.9
Canada	2.6
France	2.3
Spain	2.1
China	2.1
South Korea	2.0
Taiwan	2.0
Finland	1.0
Australia	0.9
Sweden	0.8
Denmark	0.7
Netherlands	0.6
Singapore	0.4
Mexico	0.4
Luxembourg	0.2
Short-Term Investments	1.6
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2020 and are subject to change.

See Notes to Financial Statements.

10	QS Global Dividend Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2020

Assets:
Investments, at value (Cost — $349,754,933)	$317,149,721
Foreign currency, at value (Cost — $614,109)	623,315
Dividends and interest receivable	1,525,026
Receivable for Fund shares sold	210,591
Prepaid expenses	45,713
Total Assets	319,554,366

Liabilities:
Payable for Fund shares repurchased	238,764
Investment management fee payable	179,791
Distributions payable	125,631
Trustees’ fees payable	3,747
Service and/or distribution fees payable	2,230
Accrued expenses	64,983
Total Liabilities	615,146
Total Net Assets	$318,939,220

Net Assets:
Par value (Note 7)	$300
Paid-in capital in excess of par value	349,635,915
Total distributable earnings (loss)	(30,696,995)
Total Net Assets	$318,939,220

See Notes to Financial Statements.

QS Global Dividend Fund 2020 Semi-Annual Report	11

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2020

Net Assets:
Class A	$376,251
Class A2	$8,669,581
Class C	$140,091
Class FI	$24,660
Class I	$1,330,992
Class IS	$308,397,645

Shares Outstanding:
Class A	35,239
Class A2	811,988
Class C	13,064
Class FI	2,309
Class I	125,459
Class IS	29,005,562

Net Asset Value:
Class A (and redemption price)	$10.68
Class A2 (and redemption price)	$10.68
Class C*	$10.72
Class FI (and redemption price)	$10.68
Class I (and redemption price)	$10.61
Class IS (and redemption price)	$10.63
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.33
Class A2 (based on maximum initial sales charge of 5.75%)	$11.33

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

12	QS Global Dividend Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2020

Investment Income:
Dividends	$5,567,062
Interest	19,427
Less: Foreign taxes withheld	(273,233)
Total Investment Income	5,313,256

Expenses:
Investment management fee (Note 2)	1,179,295
Registration fees	45,054
Fund accounting fees	40,080
Transfer agent fees (Note 5)	17,961
Service and/or distribution fees (Notes 2 and 5)	15,265
Audit and tax fees	14,830
Trustees’ fees	12,390
Shareholder reports	10,395
Custody fees	9,741
Legal fees	9,712
Insurance	2,527
Interest expense	509
Miscellaneous expenses	5,589
Total Expenses	1,363,348
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(64)
Net Expenses	1,363,284
Net Investment Income	3,949,972

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	1,513,321
Foreign currency transactions	(20,014)
Net Realized Gain	1,493,307
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(59,173,502)
Foreign currencies	15,134
Change in Net Unrealized Appreciation (Depreciation)	(59,158,368)
Net Loss on Investments and Foreign Currency Transactions	(57,665,061)
Decrease in Net Assets From Operations	$(53,715,089)

See Notes to Financial Statements.

QS Global Dividend Fund 2020 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended March 31, 2020 (unaudited) and the Year Ended September 30, 2019	2020	2019

Operations:
Net investment income	$3,949,972	$9,436,465
Net realized gain	1,493,307	7,906,649
Change in net unrealized appreciation (depreciation)	(59,158,368)	(12,076,465)
Increase (Decrease) in Net Assets From Operations	(53,715,089)	5,266,649

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(11,853,843)	(16,898,593)
Decrease in Net Assets From Distributions to Shareholders	(11,853,843)	(16,898,593)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	35,833,923	48,099,491
Reinvestment of distributions	10,823,018	16,692,683
Cost of shares repurchased	(22,556,988)	(56,845,380)
Increase in Net Assets From Fund Share Transactions	24,099,953	7,946,794
Decrease in Net Assets	(41,468,979)	(3,685,150)

Net Assets:
Beginning of period	360,408,199	364,093,349
End of period	$318,939,220	$360,408,199

See Notes to Financial Statements.

14	QS Global Dividend Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$12.88	$13.33	$12.50	$11.97	$10.74	$10.86

Income (loss) from operations:
Net investment income	0.11	0.32	0.31	0.28	0.34	0.01
Net realized and unrealized gain (loss)	(1.92)	(0.20)	0.87	0.60	1.19	(0.07)
Total income (loss) from operations	(1.81)	0.12	1.18	0.88	1.53	(0.06)

Less distributions from:
Net investment income	(0.13)	(0.25)	(0.33)	(0.25)	(0.27)	(0.06)
Net realized gains	(0.26)	(0.32)	(0.02)	(0.10)	(0.03)	—
Total distributions	(0.39)	(0.57)	(0.35)	(0.35)	(0.30)	(0.06)

Net asset value, end of period	$10.68	$12.88	$13.33	$12.50	$11.97	$10.74
Total return[4]	(14.54)%	1.32%	9.54%	7.54%	14.32%	(0.53)%

Net assets, end of period (000s)	$376	$563	$400	$293	$145	$10

Ratios to average net assets:
Gross expenses	1.15%[5]	1.13%	1.12%	1.12%	1.15%	1.54%[5]
Net expenses[6]	1.15 [5,7]	1.13	1.12	1.12	1.15	1.30 [5,7]
Net investment income	1.73 [5]	2.50	2.40	2.34	2.92	4.22 [5]

Portfolio turnover rate	3%	30%	14%	43%	7%	9%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period September 18, 2015 (inception date) to September 30, 2015.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended September 30, 2015.

See Notes to Financial Statements.

QS Global Dividend Fund 2020 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$12.88	$13.33	$12.50	$11.98	$10.75	$11.44

Income (loss) from operations:
Net investment income	0.10	0.28	0.30	0.27	0.31	0.13
Net realized and unrealized gain (loss)	(1.91)	(0.17)	0.87	0.58	1.23	(0.74)
Total income (loss) from operations	(1.81)	0.11	1.17	0.85	1.54	(0.61)

Less distributions from:
Net investment income	(0.13)	(0.24)	(0.32)	(0.23)	(0.28)	(0.08)
Net realized gains	(0.26)	(0.32)	(0.02)	(0.10)	(0.03)	—
Total distributions	(0.39)	(0.56)	(0.34)	(0.33)	(0.31)	(0.08)

Net asset value, end of period	$10.68	$12.88	$13.33	$12.50	$11.98	$10.75
Total return[4]	(14.59)%	1.17%	9.40%	7.30%	14.39%	(5.32)%

Net assets, end of period (000s)	$8,670	$10,148	$10,257	$5,949	$1,249	$124

Ratios to average net assets:
Gross expenses	1.29%[5]	1.27%	1.28%	1.38%	1.34%	1.72%[5]
Net expenses[6]	1.29 [5,7]	1.27	1.28	1.38	1.34	1.41 [5,7]
Net investment income	1.64 [5]	2.23	2.33	2.22	2.66	2.54 [5]

Portfolio turnover rate	3%	30%	14%	43%	7%	9%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period April 13, 2015 (inception date) to September 30, 2015.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended September 30, 2015.

See Notes to Financial Statements.

16	QS Global Dividend Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$12.93	$13.36	$12.49	$11.95	$10.74	$10.86

Income (loss) from operations:
Net investment income	0.06	0.20	0.19	0.18	0.28	0.01
Net realized and unrealized gain (loss)	(1.92)	(0.17)	0.91	0.61	1.16	(0.07)
Total income (loss) from operations	(1.86)	0.03	1.10	0.79	1.44	(0.06)

Less distributions from:
Net investment income	(0.09)	(0.14)	(0.21)	(0.15)	(0.20)	(0.06)
Net realized gains	(0.26)	(0.32)	(0.02)	(0.10)	(0.03)	—
Total distributions	(0.35)	(0.46)	(0.23)	(0.25)	(0.23)	(0.06)

Net asset value, end of period	$10.72	$12.93	$13.36	$12.49	$11.95	$10.74
Total return[4]	(14.91)%	0.57%	8.82%	6.77%	13.48%	(0.55)%

Net assets, end of period (000s)	$140	$170	$418	$938	$1,069	$10

Ratios to average net assets:
Gross expenses	1.91%[5]	1.83%	1.82%	1.81%	1.88%	2.29%[5]
Net expenses[6]	1.91 [5,7]	1.83	1.82	1.81	1.88	2.05 [5,7]
Net investment income	1.00 [5]	1.57	1.48	1.53	2.44	3.47 [5]

Portfolio turnover rate	3%	30%	14%	43%	7%	9%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period September 18, 2015 (inception date) to September 30, 2015.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended September 30, 2015.

See Notes to Financial Statements.

QS Global Dividend Fund 2020 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.87	$13.32	$12.50	$11.95	$10.74	$10.98

Income (loss) from operations:
Net investment income	0.10	0.28	0.35	0.25	0.43	0.24
Net realized and unrealized gain (loss)	(1.92)	(0.17)	0.83	0.61	1.10	0.10
Total income (loss) from operations	(1.82)	0.11	1.18	0.86	1.53	0.34

Less distributions from:
Net investment income	(0.11)	(0.24)	(0.34)	(0.21)	(0.29)	(0.24)
Net realized gains	(0.26)	(0.32)	(0.02)	(0.10)	(0.03)	(0.34)
Total distributions	(0.37)	(0.56)	(0.36)	(0.31)	(0.32)	(0.58)

Net asset value, end of period	$10.68	$12.87	$13.32	$12.50	$11.95	$10.74
Total return[3]	(14.51)%	1.24%	9.48%	7.40%	14.26%	3.10%

Net assets, end of period (000s)	$25	$1,017	$2,111	$640	$1,812	$10

Ratios to average net assets:
Gross expenses	1.15%[4]	1.14%	1.18%	1.18%	1.23%	5.33%
Net expenses[5]	1.15 [4,6]	1.14	1.18	1.18	1.23	1.26 [6]
Net investment income	1.50 [4]	2.24	2.67	2.03	3.98	2.10

Portfolio turnover rate	3%	30%	14%	43%	7%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	QS Global Dividend Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$12.80	$13.25	$12.43	$11.91	$10.69	$11.25

Income (loss) from operations:
Net investment income	0.14	0.35	0.32	0.36	0.33	0.20
Net realized and unrealized gain (loss)	(1.91)	(0.19)	0.88	0.54	1.23	(0.62)
Total income (loss) from operations	(1.77)	0.16	1.20	0.90	1.56	(0.42)

Less distributions from:
Net investment income	(0.16)	(0.29)	(0.36)	(0.28)	(0.31)	(0.14)
Net realized gains	(0.26)	(0.32)	(0.02)	(0.10)	(0.03)	—
Total distributions	(0.42)	(0.61)	(0.38)	(0.38)	(0.34)	(0.14)

Net asset value, end of period	$10.61	$12.80	$13.25	$12.43	$11.91	$10.69
Total return[4]	(14.40)%	1.60%	9.71%	7.73%	14.67%	(3.76)%

Net assets, end of period (000s)	$1,331	$1,044	$301	$1,169	$187	$59

Ratios to average net assets:
Gross expenses	0.84%[5]	0.85%	0.90%	0.82%	0.92%	3.09%[5]
Net expenses[6]	0.84 [5,7]	0.85	0.90	0.82	0.92	0.93 [5,7]
Net investment income	2.15 [5]	2.83	2.51	2.96	2.90	3.10 [5]

Portfolio turnover rate	3%	30%	14%	43%	7%	9%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period March 2, 2015 (inception date) to September 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended September 30, 2015.

See Notes to Financial Statements.

QS Global Dividend Fund 2020 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.83	$13.28	$12.45	$11.93	$10.70	$10.89

Income (loss) from operations:
Net investment income	0.14	0.35	0.35	0.33	0.32	0.29
Net realized and unrealized gain (loss)	(1.92)	(0.18)	0.88	0.58	1.26	0.10
Total income (loss) from operations	(1.78)	0.17	1.23	0.91	1.58	0.39

Less distributions from:
Net investment income	(0.16)	(0.30)	(0.38)	(0.29)	(0.32)	(0.24)
Net realized gains	(0.26)	(0.32)	(0.02)	(0.10)	(0.03)	(0.34)
Total distributions	(0.42)	(0.62)	(0.40)	(0.39)	(0.35)	(0.58)

Net asset value, end of period	$10.63	$12.83	$13.28	$12.45	$11.93	$10.70
Total return[3]	(14.40)%	1.71%	9.98%	7.82%	14.82%	3.59%

Net assets, end of period (millions)	$308	$347	$351	$334	$188	$187

Ratios to average net assets:
Gross expenses	0.73%[4]	0.74%	0.76%	0.76%	0.82%	1.04%
Net expenses[5]	0.73 [4,6]	0.74	0.76	0.76	0.82	0.85 [6]
Net investment income	2.20 [4]	2.75	2.72	2.73	2.75	2.63

Portfolio turnover rate	3%	30%	14%	43%	7%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	QS Global Dividend Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

QS Global Dividend Fund 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	QS Global Dividend Fund 2020 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$11,996,018	$22,582,506	—	$34,578,524
Consumer Discretionary	13,457,495	7,332,059	—	20,789,554
Consumer Staples	36,258,234	17,315,585	—	53,573,819
Energy	2,117,012	7,034,781	—	9,151,793
Financials	8,996,620	13,722,343	—	22,718,963
Health Care	40,835,657	11,454,001	—	52,289,658
Industrials	8,857,241	11,244,422	—	20,101,663
Information Technology	45,328,882	8,961,056	—	54,289,938
Materials	1,054,935	—	—	1,054,935
Real Estate	7,869,767	7,413,559	—	15,283,326
Utilities	17,863,700	10,493,950	—	28,357,650
Total Long-Term Investments	194,635,561	117,554,262	—	312,189,823
Short-Term Investments†	4,959,898	—	—	4,959,898
Total Investments	$199,595,459	$117,554,262	—	$317,149,721

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses

QS Global Dividend Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

24	QS Global Dividend Fund 2020 Semi-Annual Report

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

QS Global Dividend Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended March 31, 2020, fees waived and/or expenses reimbursed amounted to $64.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

26	QS Global Dividend Fund 2020 Semi-Annual Report

For the six months ended March 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$29	$8,888	—
CDSCs	—	—	$21

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2020, Legg Mason and its affiliates owned 37% of the Fund.

3. Investments

During the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$22,391,924
Sales	9,229,388

At March 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$349,754,933	$39,108,295	$(71,713,507)	$(32,605,212)

4. Derivative instruments and hedging activities

During the six months ended March 31, 2020, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

QS Global Dividend Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$594	$406
Class A2	12,679	15,357
Class C	856	156
Class FI	1,136	798
Class I	—	620
Class IS	—	624
Total	$15,265	$17,961

For the six months ended March 31, 2020, waivers and/or expense reimbursements by class were as follows:

	Waivers/Expense Reimbursements
Class A	$0	*
Class A2	2
Class C	0	*
Class FI	0	*
Class I	0	*
Class IS	62
Total	$64

*	Amount represents less than $1.

6. Distributions to shareholders by class

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Investment Income:
Class A	$4,833	$11,755
Class A2	98,932	188,539
Class C	1,122	3,787
Class FI	7,676	22,756
Class I	15,330	18,928
Class IS	4,432,154	7,929,288
Total	$4,560,047	$8,175,053

28	QS Global Dividend Fund 2020 Semi-Annual Report

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Realized Gains:
Class A	$9,478	$9,819
Class A2	202,433	261,669
Class C	3,443	10,214
Class FI	18,320	33,854
Class I	23,658	9,122
Class IS	7,036,464	8,398,862
Total	$7,293,796	$8,723,540

7. Shares of beneficial interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,065	$13,737	31,049	$387,783
Shares issued on reinvestment	1,108	14,311	1,767	21,574
Shares repurchased	(10,631)	(136,678)	(19,134)	(242,998)
Net increase (decrease)	(8,458)	$(108,630)	13,682	$166,359

Class A2
Shares sold	134,788	$1,688,347	187,956	$2,383,712
Shares issued on reinvestment	23,305	301,365	37,332	450,208
Shares repurchased	(134,262)	(1,648,791)	(206,576)	(2,611,867)
Net increase	23,831	$340,921	18,712	$222,053

Class C
Shares sold	141	$1,818	3,042	$35,933
Shares issued on reinvestment	347	4,565	1,171	14,001
Shares repurchased	(556)	(5,823)	(22,382)	(278,619)
Net increase (decrease)	(68)	$560	(18,169)	$(228,685)

Class FI
Shares sold	—	—	8,622	$110,697
Shares issued on reinvestment	1,978	$25,896	4,701	56,599
Shares repurchased	(78,686)	(826,457)	(92,790)	(1,178,056)
Net decrease	(76,708)	$(800,561)	(79,467)	$(1,010,760)

QS Global Dividend Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	69,314	$833,038	76,144	$921,755
Shares issued on reinvestment	3,072	38,988	2,286	28,050
Shares repurchased	(28,509)	(315,741)	(19,530)	(238,432)
Net increase	43,877	$556,285	58,900	$711,373

Class IS
Shares sold	2,630,510	$33,296,983	3,505,349	$44,259,611
Shares issued on reinvestment	817,576	10,437,893	1,337,487	16,122,251
Shares repurchased	(1,532,419)	(19,623,498)	(4,151,158)	(52,295,408)
Net increase	1,915,667	$24,111,378	691,678	$8,086,454

8. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

***

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

30	QS Global Dividend Fund 2020 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services provided to the Fund under the Management Agreement and Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of

QS Global Dividend Fund	31

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional global equity income funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended June 30, 2019. The Fund performed at the median performance of the funds in the Performance Universe for the one-year period, below the median performance of the funds in the Performance Universe for the three-year period, and above the median

32	QS Global Dividend Fund

performance and was ranked in the first quintile of the funds in the Performance Universe for the five-year period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed that the Fund’s performance was better than the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, the Board also reviewed and considered the actual management fee rate (the “Actual Management Fee”) paid by the Fund over the Fund’s last fiscal year.

The Board reviewed information regarding the scope of services provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of institutional funds consisting of one global equity income fund, one global multi-cap value fund, three global multi-cap core funds and two global multi-cap growth funds selected by Broadridge as comparable to the Fund (the “Expense

QS Global Dividend Fund	33

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Group”), and a broader group of funds selected by Broadridge consisting of all institutional global equity income funds, global multi-cap value funds, global multi-cap core funds and global multi-cap growth funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee and Actual Management Fee were lower than the median of management fees paid by the funds in the Expense Group and the funds in the Expense Universe, and that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

34	QS Global Dividend Fund

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub

QS Global Dividend Fund	35

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QS

Global Dividend Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Global Dividend Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Global Dividend Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Global Dividend Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX015517 5/20 SR20-3874

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 19, 2020